CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Real estate sales, net of sales taxes of US$52,090,833 in 2013, US$53,185,957 in 2014 and US$67,023,202 in 2015		$ 1,134,466,776	$ 892,825,892	$ 874,926,633
Real estate lease income		6,573,263	4,936,186	5,989,766
Other revenue		23,283,959	21,985,595	16,821,657
Total revenue		1,164,323,998	919,747,673	897,738,056
Costs of revenue:
Cost of real estate sales		(866,242,863)	(650,573,170)	(590,935,635)
Cost of real estate lease income		(3,956,322)	(3,173,215)	(1,596,231)
Other costs		(21,134,707)	(23,835,732)	(6,208,324)
Total costs of revenue		(891,333,892)	(677,582,117)	(598,740,190)
Gross profit		272,990,106	242,165,556	298,997,866
Selling and distribution expenses		(52,126,074)	(39,493,575)	(20,724,181)
General and administrative expenses		(115,329,011)	(105,622,486)	(64,498,306)
Operating income		105,535,021	97,049,495	213,775,379
Interest income		24,503,736	14,577,322	11,681,487
Interest expense		(20,281,416)	(28,200,767)	(16,862,532)
Loss on extinguishment of debt		0	(9,848,931)	0
Net realized gain on short-term investments		603,078	3,128,014	0
Unrealized gain on short-term investments		49,443	122,033	0
Exchange gains		403,286	706,108	0
Other income		5,945,120	3,212,606	1,538,968
Share of (loss)/gain of equity investee		2,234,635	(1,691,897)	(117,188)
Income from operations before income taxes		118,992,903	79,053,983	210,016,114
Income taxes		(52,511,318)	(30,557,618)	(83,659,850)
Net income		66,481,585	48,496,365	126,356,264
Net income attributable to non-controlling interest		522	19,365	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 66,482,107	$ 48,515,730	$ 126,356,264
Earnings per share:
Basic		$ 0.47	$ 0.32	$ 0.87
Diluted		$ 0.45	$ 0.29	$ 0.85
Shares used in computation:
Basic	[1]	142,625,427	151,935,765	145,733,028
Diluted		146,487,949	177,118,235	149,464,556
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments		$ (73,604,028)	$ (3,354,027)	$ 25,910,940
Comprehensive income		(7,122,443)	45,142,338	152,267,204
Less: comprehensive loss/(income) attributable to non-controlling interest		(621)	19,440	0
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ (7,123,064)	$ 45,161,778	$ 152,267,204

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.